Share-based payments - Share options outstanding (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Options	Dec. 31, 2023 Options $ / shares	Dec. 31, 2021 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding		1,511,773	1,474,809	2,092,596
Weighted average remaining contractual life (years)	6 years 29 days
Number of options exercisable			1,218,581
Compensation expense | $	$ 3,417	$ 4,238
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $	$ 1,211	$ 2,514
Exercise Price 8.01 - 10.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			317,609
Weighted average remaining contractual life (years)	5 years 3 months 18 days
Number of options exercisable			314,535
Exercise Price 8.01 - 10.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 8.01
Exercise Price 8.01 - 10.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 10.00
Exercise Price 10.01 - 12.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			109,534
Weighted average remaining contractual life (years)	4 years 2 months 23 days
Number of options exercisable			109,534
Exercise Price 10.01 - 12.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 10.01
Exercise Price 10.01 - 12.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 12.00
Exercise Price 12.01 - 14.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			37,650
Weighted average remaining contractual life (years)	8 years 7 days
Number of options exercisable			9,050
Exercise Price 12.01 - 14.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 12.01
Exercise Price 12.01 - 14.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 14.00
Exercise Price 14.01 - 16.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			142,456
Weighted average remaining contractual life (years)	3 years 5 months 4 days
Number of options exercisable			133,759
Exercise Price 14.01 - 16.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 14.01
Exercise Price 14.01 - 16.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 16.00
Exercise Price 16.01 - 18.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			421,889
Weighted average remaining contractual life (years)	6 years 4 months 24 days
Number of options exercisable			376,252
Exercise Price 16.01 - 18.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 16.01
Exercise Price 16.01 - 18.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 18.00
Exercise Price 18.01 - 20.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			21,700
Weighted average remaining contractual life (years)	9 years 5 months 12 days
Exercise Price 18.01 - 20.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 18.01
Exercise Price 18.01 - 20.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 20.00
Exercise Price 20.01 - 22.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			300
Weighted average remaining contractual life (years)	6 years 7 months 17 days
Number of options exercisable			248
Exercise Price 20.01 - 22.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 20.01
Exercise Price 20.01 - 22.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 22.00
Exercise Price 22.01 - 24.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			411,871
Weighted average remaining contractual life (years)	7 years 4 months 17 days
Number of options exercisable			266,951
Exercise Price 22.01 - 24.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 22.01
Exercise Price 22.01 - 24.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 24.00
Exercise Price 24.01 - 26.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			1,800
Weighted average remaining contractual life (years)	6 years 10 months 24 days
Number of options exercisable			1,373
Exercise Price 24.01 - 26.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 24.01
Exercise Price 24.01 - 26.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 26.00
Exercise Price 28.01 - 30.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			10,000
Weighted average remaining contractual life (years)	7 years 2 months 12 days
Number of options exercisable			6,879
Exercise Price 28.01 - 30.00 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 28.01
Exercise Price 28.01 - 30.00 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 30.00